Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.	12 Months Ended
Mar. 31, 2024
Consolidated And Separate Financial Statements [Abstract]
Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF
CANADA GOOSE HOLDINGS INC.
(PARENT COMPANY)
All operating activities of Canada Goose Holdings Inc. (the “Parent Company”) are conducted by its subsidiaries. The Parent Company is a holding company and does not have any material assets or conduct business operations other than investments in its subsidiaries. The credit agreement of Canada Goose Inc., a wholly owned subsidiary of the Parent Company, contains provisions whereby Canada Goose Inc. has restrictions on the ability to pay dividends, loan funds and make other upstream distributions to the Parent Company.
These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. See the consolidated financial statements and notes presented above for additional information and disclosures with respect to these condensed financial statements.
Schedule I – Condensed Statements of Income
(in millions of Canadian dollars)

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Equity in comprehensive income of subsidiary	63.6	97.5	88.6
Fee income from subsidiary	6.9	10.2	10.8
	70.5	107.7	99.4
Selling, general and administration expenses	16.7	16.8	16.9
Net interest, finance and other costs	—	0.5	1.9
Income before income taxes	53.8	90.4	80.6
Income tax recovery	(2.5)	(1.6)	(2.0)
Net income	56.3	92.0	82.6

Attributable to:
Shareholders of the Company	57.8	95.7	82.6
Non-controlling interest	(1.5)	(3.7)	—
Net income	56.3	92.0	82.6
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Condensed Statements of Financial Position
(in millions of Canadian dollars)

	March 31, 2024	April 2, 2023
		Reclassified
Assets	$	$
Current assets
Cash	—	6.9
Total current assets	—	6.9
Note receivable from subsidiary	92.6	76.4
Investment in subsidiary	408.9	479.8
Deferred income taxes	13.4	10.9
Total assets	514.9	574.0
Liabilities
Current liabilities
Accounts payable and accrued liabilities	1.6	20.1
Due to subsidiary	60.4	44.3
Total current liabilities	62.0	64.4
Other non-current liabilities	29.4	32.1
Total liabilities	91.4	96.5
Equity
Equity attributable to shareholders of the Company	417.0	469.5
Non-controlling interests	6.5	8.0
Total equity	423.5	477.5
Total liabilities and equity	514.9	574.0
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Condensed Statements of Changes in Equity
(in millions of Canadian dollars)

	Share capital	Contributed surplus	Retained earnings	Total attributable to shareholders	Non-controlling interest	Total
	$	$	$	$	$	$
Balance at March 28, 2021	120.5	25.2	431.9	577.6	—	577.6
Normal course issuer bid purchase of subordinate voting shares	(11.9)	—	(241.3)	(253.2)	—	(253.2)
Issuance of shares	9.9	(2.8)	—	7.1	—	7.1
Net income	—	—	82.6	82.6	—	82.6
Share-based payment	—	14.0	—	14.0	—	14.0
Deferred tax on share-based payment	—	(0.2)	—	(0.2)	—	(0.2)
Balance at April 3, 2022	118.5	36.2	273.2	427.9	—	427.9
Non-controlling interest on business combination	—	—	—	—	11.7	11.7
Put option for non-controlling interest	—	—	(21.2)	(21.2)	—	(21.2)
Normal course issuer bid purchase of subordinate voting shares	(2.4)	—	(24.3)	(26.7)	—	(26.7)
Normal course issuer bid purchase of subordinate voting shares held for cancellation	(0.1)	—	(1.1)	(1.2)	—	(1.2)
Liability to broker under automatic share purchase plan	—	(20.0)	—	(20.0)	—	(20.0)
Issuance of shares	2.7	(2.7)	—	—	—	—
Net income	—	—	95.7	95.7	(3.7)	92.0
Share-based payment	—	15.0	—	15.0	—	15.0
Balance at April 2, 2023	118.7	28.5	322.3	469.5	8.0	477.5
Normal course issuer bid purchase of subordinate voting shares	(17.8)	—	(122.4)	(140.2)	—	(140.2)
Liability to broker under automatic share purchase plan	—	20.0	—	20.0	—	20.0
Issuance of shares	4.0	(3.9)	—	0.1	—	0.1
Net income	—	—	57.8	57.8	(1.5)	56.3
Share-based payment	—	9.8	—	9.8	—	9.8
Balance at March 31, 2024	104.9	54.4	257.7	417.0	6.5	423.5
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Condensed Statements of Cash Flows
(in millions of Canadian dollars)

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Operating activities
Net income	56.3	92.0	82.6
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(63.6)	(97.5)	(88.6)
Net interest expense	—	0.5	1.9
Income tax recovery	(2.5)	(1.6)	(2.0)
Share-based compensation	9.8	15.0	14.0
	—	8.4	7.9
Changes in assets and liabilities	1.7	(493.5)	(20.2)
Intercompany accounts payable	—	240.0	242.5
Net cash from (used in) operating activities	1.7	(245.1)	230.2
Investing activities
Dividend received	131.5	198.4	—
Investment in shares of subsidiary	—	80.0	—
Net cash from investing activities	131.5	278.4	—
Financing activities
Subordinate voting shares purchased and cancelled under NCIB	(140.2)	(26.7)	(241.3)
Exercise of stock options	0.1	—	7.1
Net cash used in financing activities	(140.1)	(26.7)	(234.2)
(Decrease) increase in cash	(6.9)	6.6	(4.0)
Cash, beginning of year	6.9	0.3	4.3
Cash, end of year	—	6.9	0.3
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Notes to the Condensed Financial Statements
(in millions of Canadian dollars)

1.BASIS OF PRESENTATION
The Parent Company is a holding company that conducts substantially all of its business operations through its subsidiaries. The Parent Company (a British Columbia corporation) was incorporated on November 21, 2013.
The Parent Company has accounted for the earnings of its subsidiaries under the equity method in these unconsolidated condensed financial statements.
Certain comparative figures have been reclassified to conform with the current year presentation.
2.TRANSACTIONS WITH SUBSIDIARIES
The Parent Company received cash dividends from its consolidated subsidiaries totaling $131.5m during the year ended March 31, 2024, $198.4m dividends were received for the year ended April 2, 2023, and no dividends were received for the year ended April 3, 2022.
3.COMMITMENTS AND CONTINGENCIES
The Parent Company has no material commitments or contingencies during the reported periods.
4.SHAREHOLDERS’ EQUITY
See the Annual Consolidated Financial Statements note 18 Shareholders’ equity during the year ended March 31, 2024.